UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GeoSphere Capital Management LLC
Address: 733 Third Avenue, 19th Floor
         New York, NY  10017

13F File Number:  028-12989

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Sing Wu Inman
Title:     CFO
Phone:     212-616-1130

Signature, Place, and Date of Signing:

  /s/ Sing Wu Inman     New York, NY     August 12, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    42

Form 13F Information Table Value Total:    $426,772 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101    12084   200000 SH       SOLE                   200000        0        0
ANADARKO PETE CORP             COM              032511107     5076    66129 SH       SOLE                    66129        0        0
APACHE CORP                    COM              037411105    10488    85000 SH       SOLE                    85000        0        0
BRIGHAM EXPLORATION CO         COM              109178103     5506   183959 SH       SOLE                   183959        0        0
BRUNSWICK CORP                 COM              117043109     5100   250000 SH       SOLE                   250000        0        0
CARRIZO OIL & CO INC           COM              144577103     8350   200000 SH       SOLE                   200000        0        0
COMPLETE PRODUCTION SERVICES   COM              20453E109    14736   441716 SH       SOLE                   441716        0        0
CONSOL ENERGY INC              COM              20854P109     9696   200000 SH       SOLE                   200000        0        0
CONSOL ENERGY INC              COM              20854P109     4848   100000 SH  CALL SOLE                   100000        0        0
ENSCO PLC                      SPONSORED ADR    29358Q109    13266   248902 SH       SOLE                   248902        0        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857    14970   282989 SH       SOLE                   282989        0        0
GOLDCORP INC NEW               COM              380956409    10485   217207 SH       SOLE                   217207        0        0
HALLIBURTON CO                 COM              406216101    13184   258500 SH       SOLE                   258500        0        0
HESS CORP                      COM              42809H107    10466   140000 SH       SOLE                   140000        0        0
HESS CORP                      COM              42809H107     5233    70000 SH  CALL SOLE                    70000        0        0
ISHARES TR                     MSCI EAFE INDEX  464287465    12028   200000 SH  PUT  SOLE                   200000        0        0
ISHARES TR                     RUSSELL 2000     464287655    24840   300000 SH  PUT  SOLE                   300000        0        0
KINROSS GOLD CORP              COM NO PAR       496902404     9967   630807 SH       SOLE                   630807        0        0
KIOR INC                       COMMON STOCK     497217109     3030   200000 SH       SOLE                   200000        0        0
MCDERMOTT INTL INC             COM              580037109    11952   603315 SH       SOLE                   603315        0        0
MEAD JOHNSON NUTRITION CO      COM              582839106    10133   150000 SH       SOLE                   150000        0        0
MONSANTO CO NEW                COM              61166W101     5441    75000 SH       SOLE                    75000        0        0
MOSAIC CO NEW                  COM              61945C103     8003   118158 SH       SOLE                   118158        0        0
PATRIOT COAL CORP              COM              70336T104     8924   400908 SH       SOLE                   400908        0        0
PATTERSON UTI ENERGY INC       COM              703481101    11459   362500 SH       SOLE                   362500        0        0
PEABODY ENERGY CORP            COM              704549104     4660    79100 SH       SOLE                    79100        0        0
PHILIP MORRIS INTL INC         COM              718172109    11705   175300 SH       SOLE                   175300        0        0
RANGE RES CORP                 COM              75281A109     8325   150000 SH       SOLE                   150000        0        0
RIO TINTO PLC                  SPONSORED ADR    767204100    18373   254058 SH       SOLE                   254058        0        0
SANDRIDGE ENERGY INC           COM              80007P307    15247  1430280 SH       SOLE                  1430280        0        0
SCORPIO TANKERS INC            SHS              Y7542C106     6899   690611 SH       SOLE                   690611        0        0
SELECT SECTOR SPDR TR          SBI CONS DISCR   81369Y407     4021   100000 SH  PUT  SOLE                   100000        0        0
SELECT SECTOR SPDR TR          SBI INT-INDS     81369Y704    14896   400000 SH  PUT  SOLE                   400000        0        0
SELECT SECTOR SPDR TR          SBI INT-TECH     81369Y803     5140   200000 SH  PUT  SOLE                   200000        0        0
SELECT SECTOR SPDR TR          SBI MATERIALS    81369Y100     9843   250000 SH  PUT  SOLE                   250000        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    14600   100000 SH  PUT  SOLE                   100000        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    13197   100000 SH  PUT  SOLE                   100000        0        0
SPDR SERIES TRUST              S&P OILGAS EXP   78464A730     8817   150000 SH  PUT  SOLE                   150000        0        0
VANTAGE DRILLING COMPANY       ORD SHS          G93205113     9146  5025286 SH       SOLE                  5025286        0        0
WESTPORT INNOVATIONS INC       COM NEW          960908309     3603   150000 SH       SOLE                   150000        0        0
YAMANA GOLD INC                COM              98462Y100    10530   905458 SH       SOLE                   905458        0        0
YUM BRANDS INC                 COM              988498101    18505   335000 SH       SOLE                   335000        0        0
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